Segment Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Summary of segment assets and liabilities

	2023 US$m	2022 US$m

(a) Segment assets
Australia	31,602	31,240
International	17,923	18,084
Marketing 1	835	182
Corporate/Other 1	5,001	9,815

	55,361	59,321

	2023 US$m	2022 US$m

(b) Segment liabilities
Australia 2	7,833	7,552
International	2,624	2,677
Marketing 1	751	561
Corporate/Other 1,2	8,983	11,404

	20,191	22,194

1.
In 2023, certain shipping activities are now undertaken by the Marketing segment. As a result of this change, $539 million of lease assets and $677 million of lease liabilities are now reported within the Marketing segment as at 31 December 2023. The impact of this change on revenue and expenses is not material.

2.
2022 comparatives have been revised to reflect the appropriate allocation of intercompany liabilities between Australia and Corporate/Other segments post-merger. As a result of this change, $552 million has been reclassified to the Corporate/Other segment.